Summary of Significant Accounting Policies (Details) - Schedule of segment information - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sale of medical equipment
Abdominal CPR Compression	$ 301,549	$ 58,750	$ 221,414
Mobile Medicine (sleep apnea diagnostic products)	21,776	153,644	120,930
Provision of OSAS diagnostic services	35,211	171,064	217,042
Total net revenues	358,536	383,458	559,386
Cost of revenue
Sale of medical equipment	(275,465)	(112,942)	(464,918)
Provision of OSAS diagnostic services	(371,188)	(630,802)	(292,983)
Total cost of revenue	(646,653)	(743,744)	(757,901)
Gross loss
Sale of medical equipment	47,860	99,452	(122,574)
Provision of OSAS diagnostic services	(335,977)	(459,738)	(75,941)
Total gross loss	(288,117)	(360,286)	(198,515)
Depreciation and amortization expense:
Sale of medical equipment	7,006	84,371	535,800
Provision of OSAS diagnostic services	444,878	693,746	291,830
Total depreciation and amortization expenses	451,884	778,117	827,630
Capital expenditure
Sale of medical equipment			16,137
Provision of OSAS diagnostic services			760,191
Total capital expenditure			$ 776,328